Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value

The following table sets forth the Company’s assets and liabilities that were measured at fair value as of June 30, 2021 and December 31, 2020, by level within the fair value hierarchy:

Measured at fair value on a recurring basis:	Fair Value Hierarchy	Fair value measurements as of
		June 30, 2021	December 31, 2020
		Unaudited

Financial assets:
Cash equivalents:
Money market mutual funds	Level 1	$952	$4,202

Financial liabilities:
Warrants to purchase Preferred shares (*)	Level 3	$812	$442

(*) The Company measured the fair value of the warrants to purchase Preferred shares (a Level III valuation) using the Monte-Carlo option pricing model (“OPM”). As of June 30, 2021 and December 31, 2020, the fair value of the warrants to purchase Preferred shares was $812 and $442, respectively, which was calculated using the following assumptions:

The following table sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2020 and 2019, by level within the fair value hierarchy:

Measured at fair value on a	Fair Value	Fair value measurements as of December 31,
recurring basis:	Hierarchy	2020	2019

Financial assets:
Cash equivalents:
Money market mutual funds	Level 1	$4,202	$1,692

Financial liabilities:
Conversion component of convertible loans	Level 3	-	703
Warrants to purchase preferred shares	Level 3	$442	$112

Schedule of Warrants Using Monte-carlo Option Pricing Model Assumption
	June 30, 2021	December 31, 2020
	Unaudited

Expected volatility (%)	94	87
Risk-free interest rate (%)	0.46	0.27
Expected life (in years)	0.17 - 3.25	4